NET INCOME (LOSSES) PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME (LOSSES) PER SHARE ("EPS")
Summary of computation of basic and diluted net income per share	The following table sets forth the computation of basic and diluted net income (losses) per share for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted EPS - continuing operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income attributable to ordinary shareholders	(13,158,795)	(4,775,380)	2,096,337	845,720	3,267,498	1,489,829
Reallocation of net income as a result of conversion of Class B to Class A shares	(4,775,380)	—	845,720	—	1,489,829	—
Net (loss) income attributable to ordinary shareholders for diluted EPS	(17,934,175)	(4,775,380)	2,942,057	845,720	4,757,327	1,489,829
Denominator: (millions of shares)
Number of shares used for basic EPS computation	201.1	72.98	170.07	72.98	135.22	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	72.98	—
Adjustments for dilutive share options (millions of shares)	—	—	10.83	—	24.84	—
Number of shares used for diluted EPS computation	274.08	72.98	253.88	72.98	233.04	72.98
Diluted EPS	(0.07)	(0.07)	0.01	0.01	0.02	0.02

	For the years ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted EPS - discontinued operations	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net (loss) income attributable to ordinary shareholders	(108,934,397)	(39,532,732)	(5,890,909)	(2,527,891)	25,340,762	11,554,222
Reallocation of net income as a result of conversion of Class B to Class A shares	(39,532,732)	—	(2,527,891)	—	11,554,222	—
Net (loss) income attributable to ordinary shareholders for diluted EPS	(148,467,129)	(39,532,732)	(8,418,800)	(2,527,891)	36,894,984	11,554,222
Denominator: (millions of shares)
Number of shares used for basic EPS computation	201.1	72.98	170.07	72.98	135.22	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—	72.98	—
Adjustments for dilutive share options (millions of shares)	—	—	—	—	24.84	—
Number of shares used for diluted EPS computation	274.08	72.98	243.05	72.98	233.04	72.98
Diluted EPS	(0.54)	(0.54)	(0.03)	(0.03)	0.16	0.16